Supplement to the
Strategic Advisers® Core Fund
July 30, 2013
Prospectus

Lazard Asset Management LLC is no longer allocated a portion of the fund's assets to manage.

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Cornerstone Investment Partners, LLC (Cornerstone) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

John Campbell, CFA, Chief Investment Officer (lead portfolio manager), Dean Morris, CFA (senior portfolio manager), Rick Van Nostrand, CFA (senior portfolio manager), and Cameron Clement, CFA (portfolio manager) have managed Cornerstone's portion of the fund's assets since September 2013.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Paul Larson (co-portfolio manager) has managed OppenheimerFunds' portion of the fund's assets since February 2014.

The following information replaces the biographical information for Lawrence Rakers found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since December 2013.

SAI-COR-14-02  March 27, 2014
1.910403.111

The following information supplements existing information found in the "Fund Management" section on page 20.

Cornerstone, at 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia, 30326, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, Cornerstone had approximately $6,681.1 million in discretionary assets under management. Cornerstone provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 20.

Cornerstone

John Campbell, CFA, Chief Investment Officer, serves as lead portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Campbell has served as a Chief Investment Officer since 2005.

Dean Morris, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Morris has served as a portfolio manager since 2008.

Rick Van Nostrand, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Van Nostrand has served as a portfolio manager since 2005.

Cameron Clement, CFA, serves as a portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Clement has served as a portfolio manager since 2008.

The following information supplements the biographical information found in the "Fund Management" section on page 22.

Paul Larson has been a Vice President of OppenheimerFunds since January 2013. Mr. Larson serves as co-portfolio manager for OppenheimerFunds' portion of the fund's assets, which he has managed since February 2014. Prior to joining OppenheimerFunds, he was a portfolio manager and Chief Equity Strategist at Morningstar, during which time he was also an editor of Morningstar's StockInvestor newsletter, which tracked Mr. Larson's recommendations. He was previously an analyst at Morningstar covering the energy sector and oversaw the firm's natural resources analysts. During his tenure at Morningstar, Mr. Larson also contributed to the ongoing development of Morningstar's moat methodology and their initiation of the moat trend methodology. Prior to joining Morningstar in 2002, Mr. Larson was an analyst with The Motley Fool.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section beginning on page 22.

Matthew Fruhan serves as portfolio manager for Pyramis' portion of the fund's assets, which he has managed since December 2013. He is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

Supplement to the

Strategic Advisers® Core Fund (FCSAX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2013

As Revised September 27, 2013

Lazard Asset Management LLC is no longer allocated a portion of the fund's assets to manage.

Matthew Fruhan has replaced Lawrence Rakers as the portfolio manager of the fund. All references to Mr. Rakers are no longer applicable.

Paul Larson serves as co-manager of OppenheimerFunds' portion of the fund's assets. Mr. Larson will receive compensation for his services.

The following information supplements information found in the "Management Contract"section under the heading "Portfolio Manager Compensation - OppenheimerFunds" beginning on page 47.

The following table provides information relating to other accounts managed by Mr. Larson as of February 28, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 11,648	none	$ 404.64**
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Core Fund.

** Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of February 28, 2014, the dollar range of shares of Strategic Advisers Core Fund beneficially owned by Mr. Larson was none.

The following information replaces similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - Pyramis" beginning on page 48.

Matthew Fruhan is the portfolio manager of Strategic Advisers® Core Fund and receives compensation for his services. As of December 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s), accounts and master account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s), account(s) and master account(s) is weighted according to his tenure on those fund(s), account(s) and master account(s) and the average asset size of those fund(s), account(s) and master account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s), account(s) and master account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the portion of the Strategic Advisers Core Fund's assets that he manages is based on the master account's pre-tax investment performance measured against the Russell Top 200® Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

SAI-CORB-14-03  March 27, 2014
1.910404.109

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Fruhan as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	1	none
Assets Managed (in millions)	$ 29,892	$ 775	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 13,062	$ 775	none

* Includes Strategic Advisers Core Fund ($733 (in millions) assets managed).

As of December 31, 2013, the dollar range of shares of Strategic Advisers Core Fund beneficially owned by Mr. Fruhan was none.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2013
Prospectus

Lazard Asset Management LLC is no longer allocated a portion of the fund's assets to manage.

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Cornerstone Investment Partners, LLC (Cornerstone) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John Campbell, CFA, Chief Investment Officer (lead portfolio manager), Dean Morris, CFA (senior portfolio manager), Rick Van Nostrand, CFA (senior portfolio manager), and Cameron Clement, CFA (portfolio manager) have managed Cornerstone's portion of the fund's assets since September 2013.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Paul Larson (co-portfolio manager) has managed OppenheimerFunds' portion of the fund's assets since February 2014.

MMC-14-03  March 27, 2014
1.935070.107

The following information replaces the biographical information for Lawrence Rakers found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since December 2013.

The following information supplements existing information found in the "Fund Management" section on page 26.

Cornerstone, at 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia, 30326, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, Cornerstone had approximately $6,681.1 million in discretionary assets under management. Cornerstone provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 27.

Cornerstone

John Campbell, CFA, Chief Investment Officer, serves as lead portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Campbell has served as a Chief Investment Officer since 2005.

Dean Morris, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Morris has served as a portfolio manager since 2008.

Rick Van Nostrand, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Van Nostrand has served as a portfolio manager since 2005.

Cameron Clement, CFA, serves as a portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Clement has served as a portfolio manager since 2008.

The following information supplements the biographical information found in the "Fund Management" section on page 28.

Paul Larson has been a Vice President of OppenheimerFunds since January 2013. Mr. Larson serves as co-portfolio manager for OppenheimerFunds' portion of the fund's assets, which he has managed since February 2014. Prior to joining OppenheimerFunds, he was a portfolio manager and Chief Equity Strategist at Morningstar, during which time he was also an editor of Morningstar's StockInvestor newsletter, which tracked Mr. Larson's recommendations. He was previously an analyst at Morningstar covering the energy sector and oversaw the firm's natural resources analysts. During his tenure at Morningstar, Mr. Larson also contributed to the ongoing development of Morningstar's moat methodology and their initiation of the moat trend methodology. Prior to joining Morningstar in 2002, Mr. Larson was an analyst with The Motley Fool.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 28.

Matthew Fruhan serves as portfolio manager for Pyramis' portion of the fund's assets, which he has managed since December 2013. He is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2013
Prospectus

Lazard Asset Management LLC is no longer allocated a portion of the fund's assets to manage.

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Cornerstone Investment Partners, LLC (Cornerstone) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 7.

John Campbell, CFA, Chief Investment Officer (lead portfolio manager), Dean Morris, CFA (senior portfolio manager), Rick Van Nostrand, CFA (senior portfolio manager), and Cameron Clement, CFA (portfolio manager) have managed Cornerstone's portion of the fund's assets since September 2013.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 7.

Paul Larson (co-portfolio manager) has managed OppenheimerFunds' portion of the fund's assets since February 2014.

The following information replaces the biographical information for Lawrence Rakers found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since December 2013.

MMC-F-14-02  March 27, 2014
1.959651.104

The following information supplements existing information found in the "Fund Management" section on page 20.

Cornerstone, at 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia, 30326, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, Cornerstone had approximately $6,681.1 million in discretionary assets under management. Cornerstone provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 21.

Cornerstone

John Campbell, CFA, Chief Investment Officer, serves as lead portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Campbell has served as a Chief Investment Officer since 2005.

Dean Morris, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Morris has served as a portfolio manager since 2008.

Rick Van Nostrand, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Van Nostrand has served as a portfolio manager since 2005.

Cameron Clement, CFA, serves as a portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Clement has served as a portfolio manager since 2008.

The following information supplements the biographical information found in the "Fund Management" section on page 22.

Paul Larson has been a Vice President of OppenheimerFunds since January 2013. Mr. Larson serves as co-portfolio manager for OppenheimerFunds' portion of the fund's assets, which he has managed since February 2014. Prior to joining OppenheimerFunds, he was a portfolio manager and Chief Equity Strategist at Morningstar, during which time he was also an editor of Morningstar's StockInvestor newsletter, which tracked Mr. Larson's recommendations. He was previously an analyst at Morningstar covering the energy sector and oversaw the firm's natural resources analysts. During his tenure at Morningstar, Mr. Larson also contributed to the ongoing development of Morningstar's moat methodology and their initiation of the moat trend methodology. Prior to joining Morningstar in 2002, Mr. Larson was an analyst with The Motley Fool.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 22.

Matthew Fruhan serves as portfolio manager for Pyramis' portion of the fund's assets, which he has managed since December 2013. He is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

Supplement to the

Strategic Advisers® Core Multi-Manager Fund (FLAUX)

A Class of shares of Strategic Advisers Core Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2013

As Revised September 27, 2013

Lazard Asset Management LLC is no longer allocated a portion of the fund's assets to manage.

Matthew Fruhan has replaced Lawrence Rakers as the portfolio manager of the fund. All references to Mr. Rakers are no longer applicable.

Paul Larson serves as co-manager of OppenheimerFunds' portion of the fund's assets. Mr. Larson will receive compensation for his services.

The following information supplements information found in the "Management Contract"section under the heading "Portfolio Manager Compensation - OppenheimerFunds" beginning on page 48.

The following table provides information relating to other accounts managed by Mr. Larson as of February 28, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 12,289	none	$ 404.64**
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Core Multi-Manager Fund.

** Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of February 28, 2014, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Larson was none.

The following information replaces similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - Pyramis" beginning on page 49.

Matthew Fruhan is the portfolio manager of Strategic Advisers® Core Multi-Manager Fund and receives compensation for his services. As of December 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s), accounts and master account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s), account(s) and master account(s) is weighted according to his tenure on those fund(s), account(s) and master account(s) and the average asset size of those fund(s), account(s) and master account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s), account(s) and master account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the portion of the Strategic Advisers Core Multi-Manager Fund's assets that he manages is based on the master account's pre-tax investment performance measured against the Russell Top 200® Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

MMCB-14-03  March 27, 2014
1.935071.104

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Fruhan as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	1	none
Assets Managed (in millions)	$ 29,892	$ 775	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 13,062	$ 775	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed).

As of December 31, 2013, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Fruhan was none.

Supplement to the

Strategic Advisers® Core Multi-Manager Fund

Class F (FHJSX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2013

As Revised September 27, 2013

Lazard Asset Management LLC is no longer allocated a portion of the fund's assets to manage.

Matthew Fruhan has replaced Lawrence Rakers as the portfolio manager of the fund. All references to Mr. Rakers are no longer applicable.

Paul Larson serves as co-manager of OppenheimerFunds' portion of the fund's assets. Mr. Larson will receive compensation for his services.

The following information supplements information found in the "Management Contract"section under the heading "Portfolio Manager Compensation - OppenheimerFunds" beginning on page 47.

The following table provides information relating to other accounts managed by Mr. Larson as of February 28, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 12,289	none	$ 404.64**
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Core Multi-Manager Fund.

** Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of February 28, 2014, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Larson was none.

The following information replaces similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - Pyramis" on page 49.

Matthew Fruhan is the portfolio manager of Strategic Advisers® Core Multi-Manager Fund and receives compensation for his services. As of December 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s), accounts and master account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s), account(s) and master account(s) is weighted according to his tenure on those fund(s), account(s) and master account(s) and the average asset size of those fund(s), account(s) and master account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s), account(s) and master account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the portion of the Strategic Advisers Core Multi-Manager Fund's assets that he manages is based on the master account's pre-tax investment performance measured against the Russell Top 200® Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

MMC-FB-14-03  March 27, 2014
1.9586890.102

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Fruhan as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	1	none
Assets Managed (in millions)	$ 29,892	$ 775	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 13,062	$ 775	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed).

As of December 31, 2013, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Fruhan was none.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
November 4, 2013
Prospectus

Lazard Asset Management LLC is no longer allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Paul Larson (co-portfolio manager) has managed OppenheimerFunds' portion of the fund's assets since February 2014.

The following information replaces the biographical information for Lawrence Rakers found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Matthew Fruhan (portfolio manager) has managed Pyramis' portion of the fund's assets since December 2013.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 25.

Paul Larson has been a Vice President of OppenheimerFunds since January 2013. Mr. Larson serves as co-portfolio manager for OppenheimerFunds' portion of the fund's assets, which he has managed since February 2014. Prior to joining OppenheimerFunds, he was a portfolio manager and Chief Equity Strategist at Morningstar, during which time he was also an editor of Morningstar's StockInvestor newsletter, which tracked Mr. Larson's recommendations. He was previously an analyst at Morningstar covering the energy sector and oversaw the firm's natural resources analysts. During his tenure at Morningstar, Mr. Larson also contributed to the ongoing development of Morningstar's moat methodology and their initiation of the moat trend methodology. Prior to joining Morningstar in 2002, Mr. Larson was an analyst with The Motley Fool.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 26.

Matthew Fruhan serves as portfolio manager for Pyramis' portion of the fund's assets, which he has managed since December 2013. He is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

MMC-L-MMC-N-14-02  March 27, 2014
1.9585844.102

Supplement to the

Strategic Advisers® Core Multi-Manager Fund

Class L (FQAPX) and Class N (FQAQX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

November 4, 2013

Lazard Asset Management LLC is no longer allocated a portion of the fund's assets to manage.

Matthew Fruhan has replaced Lawrence Rakers as the portfolio manager of the fund. All references to Mr. Rakers are no longer applicable.

Paul Larson serves as co-manager of OppenheimerFunds' portion of the fund's assets. Mr. Larson will receive compensation for his services.

The following information supplements information found in the "Management Contract"section under the heading "Portfolio Manager Compensation - OppenheimerFunds" beginning on page 48.

The following table provides information relating to other accounts managed by Mr. Larson as of February 28, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 12,289	none	$ 404.64**
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Core Multi-Manager Fund.

** Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of February 28, 2014, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Larson was none.

The following information replaces similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - Pyramis" beginning on page 49.

Matthew Fruhan is the portfolio manager of Strategic Advisers® Core Multi-Manager Fund and receives compensation for his services. As of December 31, 2013, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s), accounts and master account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s), account(s) and master account(s) is weighted according to his tenure on those fund(s), account(s) and master account(s) and the average asset size of those fund(s), account(s) and master account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s), account(s) and master account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the portion of the Strategic Advisers Core Multi-Manager Fund's assets that he manages is based on the master account's pre-tax investment performance measured against the Russell Top 200® Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

MMC-L-MMC-NB-14-03  March 27, 2014
1.9586891.102

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Fruhan as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	1	none
Assets Managed (in millions)	$ 29,892	$ 775	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 13,062	$ 775	none

* Includes Strategic Advisers Core Multi-Manager Fund ($4 (in millions) assets managed).

As of December 31, 2013, the dollar range of shares of Strategic Advisers Core Multi-Manager Fund beneficially owned by Mr. Fruhan was none.